FEDERAL INCOME TAXES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Deferred tax assets:
General loan loss allowance	$ 515	$ 533
Deferred compensation and benefits	156	243
Charitable contributions	1	1
Fair value accounting adjustments on acquisition	510	604
Nonaccrued interest on loans	135	129
Other real estate owned adjustments	233	254
Depreciation	13	0
Other	0	15
Total deferred tax assets	1,563	1,779
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(1,337)	(1,337)
Deferred loan origination costs	(39)	(26)
Loan servicing rights	(32)	(29)
Fair value accounting adjustments on acquisition	(779)	(795)
Unrealized gain on investments	(15)	(19)
Depreciation	0	(62)
Other	(3)	0
Total deferred tax liabilities	(2,205)	(2,268)
Net deferred tax liability	$ (642)	$ (489)